Credit-related arrangements, repurchase agreements and commitments (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Contractual obligation, fiscal year maturity schedule
The following table summarises the Bank's commitments for sourcing, long-term leases and other agreements:

Year ending 31 December	Sourcing	Leases	Other	Total
2017	17,157	4,761	2,503	24,421
2018	13,876	3,705	2,440	20,021
2019	13,746	2,900	2,440	19,086
2020	13,666	2,759	600	17,025
2021	11,373	2,665	600	14,638
2022 & thereafter	—	2,508	600	3,108
Total commitments	69,818	19,298	9,183	98,299

Summary of credit-related arrangements
The following table presents the outstanding financial guarantees. Collateral is shown at estimated market value less selling cost. Where the collateral is cash, it is shown gross including accrued income.

	31 December 2016			31 December 2015
Outstanding financial guarantees	Gross	Collateral	Net	Gross	Collateral	Net
Standby letters of credit	242,437	242,437	—	258,851	257,200	1,651
Letters of guarantee	4,772	4,772	—	9,137	8,418	719
Total	247,209	247,209	—	267,988	265,618	2,370

Schedule of fair value, off-balance sheet risks

Outstanding unfunded commitments to extend credit	31 December 2016	31 December 2015
Commitments to extend credit	412,568	390,497
Documentary and commercial letters of credit	1,069	455
Total unfunded commitments to extend credit	413,637	390,952